Deconsolidation - Cash flows (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deconsolidation
Net cash provided by/(used in) operating activities from discontinued operations		$ 1,054	$ (1,807)	$ 2,077
Net cash provided by/(used in) investing activities from discontinued operations		$ (5,419)	(11)	4,981
Held for sale
Deconsolidation
Net cash provided by/(used in) operating activities from discontinued operations			(1,807)	2,077
Net cash provided by/(used in) investing activities from discontinued operations			$ (11)	$ 4,981
Disposed by sale
Deconsolidation
Net cash provided by/(used in) operating activities from discontinued operations	$ 1,054
Net cash provided by/(used in) investing activities from discontinued operations	$ (5,419)